Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS
— 97.6%
Australia — 5.8%
31,200
ANZ Group Holdings, Ltd. ........... $ 502,598
1,775
BHP Group, Ltd. .................. 55,144
88,400
Fortescue Metals Group, Ltd. ......... 1,234,438
75,875
National Australia Bank, Ltd. ......... 1,552,885
262,500
Qantas Airways, Ltd.(a) ............. 1,074,126
81,150
Suncorp Group, Ltd. ................ 665,222
781,125
Vicinity Centres ................... 1,063,658
44,275
Westpac Banking Corp. ............. 703,877
6,851,948
Austria — 1.2%
17,375
ANDRITZ AG .................... 995,980
9,050
OMV AG ....................... 465,972
1,461,952
Belgium — 1.0%
10,525
Solvay SA ....................... 1,064,232
10,275
Telenet Group Holding NV ........... 167,733
1,231,965
Denmark — 1.6%
8,425
Carlsberg AS, Class B .............. 1,119,646
11,475
Pandora A/S ...................... 806,263
1,925,909
Finland — 2.1%
68,625
Fortum OYJ ...................... 1,141,563
124,650
Nordea Bank Abp .................. 1,338,319
2,479,882
France — 13.7%
27,100
AXA SA ........................ 755,834
7,050
Capgemini SE .................... 1,176,903
23,275
Carrefour SA ..................... 389,666
14,625
Cie de Saint-Gobain ................ 714,666
4,175
Dassault Aviation SA ............... 707,016
12,325
Eiffage SA ....................... 1,212,728
93,500
Engie SA ........................ 1,339,966
558
Euroapi SA(a) .................... 8,273
10,400
Ipsen SA ........................ 1,118,834
2,275
LVMH Moet Hennessy Louis Vuitton SE . 1,655,743
88,775
Orange SA ...................... 881,966
19,300
Publicis Groupe SA ................ 1,227,598
30,075
Renault SA(a) .................... 1,006,861
20,550
Sanofi .......................... 1,976,278
48,900
Societe Generale SA ................ 1,229,061
4,175
Sodexo SA ...................... 399,898
6,875
TotalEnergies SE .................. 431,625
16,232,916
Germany — 6.1%
1,625
Allianz SE ....................... 349,462
25,950
Bayer AG ....................... 1,342,380
14,025
Bayerische Motoren Werke AG ........ 1,251,789
54,625
Deutsche Telekom AG .............. 1,089,826
41,150
Fresenius SE & Co. KGaA ........... 1,156,287
22,750
HeidelbergCement AG .............. 1,297,514
Shares Fair Value
COMMON STOCKS
— (continued)
Germany — (continued)
16,325
Infineon Technologies AG ............ $ 496,817
3,075
Mercedes-Benz Group AG ........... 202,106
7,186,181
Hong Kong — 1.6%
12,300
Jardine Matheson Holdings, Ltd. ....... 626,070
89,500
Sun Hung Kai Properties, Ltd. ......... 1,224,606
1,850,676
Israel — 1.8%
8,400
Check Point Software Technologies, Ltd.(a) 1,059,744
117,700
Teva Pharmaceutical Industries, Ltd.,
ADR(a) ..................... 1,073,424
2,133,168
Italy — 4.3%
71,950
Assicurazioni Generali SpA .......... 1,279,669
84,500
Stellantis NV ..................... 1,199,769
135,050
Terna Rete Elettrica Nazionale SpA ..... 997,493
97,400
UniCredit SpA .................... 1,383,763
97,150
UnipolSai Assicurazioni SpA ......... 239,395
5,100,089
Japan — 24.5%
16,500
Asahi Group Holdings, Ltd. .......... 517,857
22,200
Astellas Pharma, Inc. ............... 339,411
2,500
Hirose Electric Co., Ltd. ............. 316,215
26,900
Hitachi, Ltd. ..................... 1,371,441
46,200
Inpex Corp. ...................... 491,429
45,800
ITOCHU Corp. ................... 1,446,867
102,400
Japan Post Holdings Co., Ltd. ......... 865,687
66,000
Japan Tobacco, Inc. ................ 1,338,205
110,200
Marubeni Corp. ................... 1,272,120
41,000
Mitsubishi Corp. .................. 1,338,029
212,500
Mitsubishi HC Capital, Inc. ........... 1,050,842
27,500
Mitsubishi Heavy Industries, Ltd. ...... 1,096,731
53,800
Mitsui & Co., Ltd. ................. 1,579,483
39,100
Mitsui OSK Lines, Ltd. ............. 980,181
67,000
Nippon Steel Corp. ................. 1,170,101
43,100
Nippon Telegraph & Telephone Corp. ... 1,235,463
31,500
Nippon Yusen KK ................. 746,457
28,400
Olympus Corp. ................... 508,967
41,300
Ono Pharmaceutical Co., Ltd. ......... 970,191
25,100
Open House Co., Ltd. ............... 921,838
106,000
Renesas Electronics Corp.(a) .......... 955,890
30,200
SBI Holdings, Inc. ................. 579,194
60,000
Seiko Epson Corp. ................. 880,524
71,000
Sekisui Chemical Co., Ltd. ........... 998,133
30,800
SoftBank Group Corp. .............. 1,324,560
43,300
Subaru Corp. ..................... 668,933
70,500
SUMCO Corp. .................... 943,832
79,200
Sumitomo Corp. .................. 1,325,230
45,200
Takeda Pharmaceutical Co., Ltd. ....... 1,415,858
14,700
USS Co., Ltd. .................... 234,658
28,884,327

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS
— (continued)
Netherlands — 4.4%
74,075
ABN AMRO Bank NV(b) ............ $ 1,024,869
18,200
AerCap Holdings NV(a) ............. 1,061,424
14,175
Heineken Holding NV .............. 1,093,260
41,900
Koninklijke Ahold Delhaize NV ....... 1,203,824
23,050
OCI NV ........................ 824,601
5,207,978
Norway — 0.9%
51,375
DNB Bank ASA ................... 1,019,707
Portugal — 0.9%
48,425
Jeronimo Martins SGPS SA .......... 1,046,061
Singapore — 1.9%
132,900
Oversea-Chinese Banking Corp., Ltd. ... 1,208,543
251,300
Singapore Airlines, Ltd. ............. 1,037,546
2,246,089
Spain — 2.3%
218,575
Banco Bilbao Vizcaya Argentaria SA .... 1,318,207
18,650
Industria de Diseno Textil SA ......... 496,103
57,125
Repsol SA ....................... 908,070
2,722,380
Sweden — 1.9%
123,250
Securitas AB, Class B ............... 1,027,118
70,400
Swedbank AB, Class A .............. 1,196,176
2,223,294
Switzerland — 7.9%
25,600
Holcim AG ...................... 1,325,613
28,600
Novartis AG ...................... 2,585,491
22,175
Swatch Group AG (The) ............. 1,611,240
10,325
Swiss Re AG ..................... 965,669
65,750
UBS Group AG ................... 1,223,413
3,300
Zurich Insurance Group AG .......... 1,578,532
9,289,958
United Kingdom — 13.7%
21,450
Anglo American PLC ............... 839,288
329,750
BP PLC ......................... 1,893,195
43,100
British American Tobacco PLC ........ 1,709,850
20,600
Coca-Cola Europacific Partners PLC .... 1,139,592
16,725
Coca-Cola HBC AG ................ 398,935
68,330
GSK PLC ....................... 1,187,566
54,675
Imperial Brands PLC ............... 1,368,917
1,425
InterContinental Hotels Group PLC ..... 81,727
138,325
Phoenix Group Holdings PLC ......... 1,017,750
23,450
Rio Tinto PLC .................... 1,643,726
94,325
Shell PLC ....................... 2,652,436
40,550
Unilever PLC ..................... 2,050,139
193,425
Vodafone Group PLC ............... 196,988
16,180,109
Total Common Stocks
    (Cost $108,894,966) ..............
115,274,589
Shares Fair Value
PREFERRED STOCKS
— 1.0%
Germany — 1.0%
13,775
Bayerische Motoren Werke AG ........ $ 1,173,000
Total Preferred Stocks
    (Cost $1,080,083) ................
1,173,000
MONEY MARKET FUND
— 0.7%
United States — 0.7%
873,394
Federated Treasury Obligations Fund,
Institutional Shares, 4.14%(c) ..... 873,394
Total Money Market Fund
    (Cost $873,394) .................
873,394
Total Investments — 99.3%
 (Cost $110,848,443) ...........................
117,320,983
Net Other Assets (Liabilities) — 0.7% ............... 830,397
NET ASSETS - 100.0% ........................
$ 118,151,380
(a) Represents non-income producing security.
(b) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC
(the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c) Represents the current yield as of report date.
ADR American Depositary Receipt

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Industry
Percentage
of net assets
Aerospace & Defense .......................... 0.6%
Airlines .................................... 1.8%
Automobiles ................................ 4.8%
Banks ..................................... 10.5%
Beverages .................................. 3.6%
Building Products ............................ 0.6%
Capital Markets .............................. 1.5%
Chemicals .................................. 1.6%
Commercial Services & Supplies .................. 0.9%
Construction & Engineering ..................... 1.0%
Construction Materials ......................... 2.2%
Diversified Financial Services .................... 0.9%
Diversified Telecommunication Services ............ 2.8%
Electric Utilities .............................. 1.8%
Electronic Equipment, Instruments & Components ..... 0.3%
Equity Real Estate Investment Trusts (REITs) ......... 0.9%
Food & Staples Retailing ....................... 2.2%
Health Care Equipment & Supplies ................ 0.4%
Health Care Providers & Services ................. 1.0%
Hotels, Restaurants & Leisure .................... 0.4%
Household Durables ........................... 1.7%
Industrial Conglomerates ....................... 1.7%
Insurance ................................... 6.6%
IT Services ................................. 1.0%
Machinery .................................. 1.7%
Marine .................................... 1.4%
Media ..................................... 1.1%
Metals & Mining ............................. 4.2%
Money Market Fund ........................... 0.7%
Multi-Utilities ............................... 1.1%
Oil, Gas & Consumable Fuels .................... 5.8%
Personal Products ............................. 1.7%
Pharmaceuticals .............................. 10.2%
Real Estate Management & Development ............ 1.1%
Semiconductors & Semiconductor Equipment ........ 2.0%
Software ................................... 0.9%
Specialty Retail .............................. 0.6%
Technology Hardware, Storage & Peripherals ......... 0.8%
Textiles, Apparel & Luxury Goods ................. 3.5%
Tobacco ................................... 3.7%
Trading Companies & Distributors ................ 6.7%
Wireless Telecommunication Services .............. 1.3%
99.3%

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund
December 31, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral International Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
December 31, 2022 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2022 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral International Equity Fund ...... $ 117,320,983(a) $ — $ — $ 117,320,983
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
December 31, 2022 (Unaudited)
without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.